As filed with the Securities and Exchange Commission on July 20, 2018

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 556	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 557	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 556 relates to the following Funds:

J. P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 20th day of July, 2018.

JPMORGAN TRUST I

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 20, 2018.

	JOHN F. FINN*	MARY E. MARTINEZ*
	John F. Finn Trustee	Mary E. Martinez Trustee

	STEPHEN FISHER*	MARILYN MCCOY*
	Stephen Fisher Trustee	Marilyn McCoy Trustee

	DR. MATTHEW GOLDSTEIN*	MITCHELL M. MERIN*
	Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

	DENNIS P. HARRINGTON*	ROBERT A. ODEN, JR.*
	Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	RAYMOND KANNER*	JAMES J. SCHONBACHLER*
	Raymond Kanner Trustee	James J. Schonbachler Trustee

	PETER C. MARSHALL*	BRIAN S. SHLISSEL*
	Peter C. Marshall Trustee	Brian S. Shlissel President and Principal Executive Officer

TIMOTHY J. CLEMENS*
Timothy J. Clemens Treasurer and Principal Financial Officer

*By	/S/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase